EQUITY	12 Months Ended
Dec. 31, 2019
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
EQUITY
EQUITY
Share capital
At December 31, 2019 the fully paid up share capital of the Company was €2,573 thousand, consisting of 193,923,499 common shares and 63,349,111 special voting shares, all with a nominal value of €0.01 (€2,504 thousand at December 31, 2018 consisting of 193,923,499 common shares and 56,497,618 special voting shares, all with a nominal value of €0.01). At December 31, 2019, the Company had 8,640,176 common shares and 2,190 special voting shares held in treasury, while at December 31, 2018, the Company had 6,002,843 common shares and 4,744 special voting shares held in treasury. The increase in common shares held in treasury primarily reflects the repurchase of shares by the Company through its share repurchase program, partially offset by shares assigned under equity incentive plans. As per the resolution of the Annual General Meeting of Shareholders on April 12, 2019 which approved to cancel all special voting shares in the share capital of the Company held in treasury as of that date, on August 29, 2019 the Company completed the cancellation process of 3,902 special voting shares.
The following table summarizes the changes in the number of outstanding common shares and outstanding special voting shares of the Company for the year ended December 31, 2019:

	Common Shares	Special Voting Shares	Total
Outstanding shares at December 31, 2018	187,920,656	56,492,874	244,413,530
Common shares repurchased under share repurchase program(1)	(2,907,702)	—	(2,907,702)
Common shares assigned under equity incentive plans(2)	270,369	—	270,369
Special voting shares allocation(3)	—	6,854,047	6,854,047
Outstanding shares at December 31, 2019	185,283,323	63,346,921	248,630,244
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(1)	Includes shares repurchased between January 1, 2019 and December 31, 2019 based on the transaction trade date, for a total consideration of €386,094 thousand, including transaction costs.

(2)
During 2019, approximately 230 thousand performance share units and 40 thousand retention restricted share units vested under the Equity Incentive Plan 2016-2020 as a result of certain performance or retention requirements being achieved. As a result, a corresponding number of common shares, which were previously held in treasury, were assigned to participants of the plan. See Note 21 “Share-Based Compensation” for additional details.

(3)	Relates to the issuance, allocation and deregistration of certain special voting shares under the Company’s special voting shares terms and conditions.

The loyalty voting structure

The purpose of the loyalty voting structure is to reward ownership of the Company’s common shares and to promote stability of the Company’s shareholder base by granting long-term shareholders of the Company with special voting shares. Following the Separation, Exor N.V. (“Exor”) and Piero Ferrari participate in the Company’s loyalty voting program and, therefore, effectively hold two votes for each of the common shares they hold. Investors who purchase common shares may elect to participate in the loyalty voting program by registering their common shares in the loyalty share register and holding them for three years. The loyalty voting program will be affected by means of the issue of special voting shares to eligible holders of common shares. Each special voting share entitles the holder to exercise one vote at the Company’s shareholders meeting. Only a minimal dividend accrues to the special voting shares allocated to a separate special dividend reserve, and the special voting shares do not carry any entitlement to any other reserve of the Group. The special voting shares have only immaterial economic entitlements and, as a result, do not impact the Company’s earnings per share calculation.

Retained earnings and other reserves
Retained earnings and other reserves includes:

•
a share premium reserve of €5,768,544 thousand at December 31, 2019 (€5,768,544 thousand at December 31, 2018), which primarily originated from the issuance of common shares pursuant to the restructuring activities undertaken as part of the Separation.

•	a legal reserve of €65 thousand at December 31, 2019 and €29 thousand at December 31, 2018, determined in accordance with Dutch law.

•	a treasury reserve of €486,892 thousand at December 31, 2019 and €100,143 thousand at December 31, 2018.

•	a share-based compensation reserve of €46,539 thousand at December 31, 2019 and €52,198 thousand at December 31, 2018.
Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 12, 2019, a dividend distribution of €1.03 per common share was approved, corresponding to a total distribution of €193,328 thousand (of which €192,664 thousand was paid in 2019). The distribution was made from the retained earnings reserve.

Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 13, 2018, a dividend distribution of €0.71 per common share was approved, corresponding to a total distribution of €133,939 thousand (of which €133,095 thousand was paid in 2018). The distribution was made from the retained earnings reserve.

Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 14, 2017, a cash distribution of €0.635 per common share was approved, corresponding to a total distribution of €119,985 thousand. The distribution was made from the share premium reserve which is a distributable reserve under Dutch law.

During the year ended December 31, 2019 the Company repurchased 2,907,702 common shares for a total consideration of €386,749 thousand under the multi-year Euro 1.5 billion total share repurchase program announced in December 2018 (1,033,218 common shares for a total consideration of €100,093 thousand were repurchased during the year ended December 31, 2018 under a previous share repurchase program). Shares repurchased may be used to meet the Company’s obligations arising from the equity incentive plans.

Other comprehensive income
The following table presents other comprehensive income:

	For the years ended December 31,
	2019	2018	2017
	(€ thousand)
Items that will not be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on remeasurement of defined benefit plans (1)	(2,078)	385	(730)
Total items that will not be reclassified to the consolidated income statement in subsequent periods	(2,078)	385	(730)
Items that may be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on cash flow hedging instruments arising during the period	(24,327)	(9,257)	54,695
Losses/(Gains) on cash flow hedging instruments reclassified to the consolidated income statement	22,055	(3,777)	(19,724)
(Losses)/Gains on cash flow hedging instruments	(2,272)	(13,034)	34,971
Exchange differences on translating foreign operations arising during the period	2,652	5,986	(15,346)
Total items that may be reclassified to the consolidated income statement in subsequent periods	380	(7,048)	19,625
Total other comprehensive income	(1,698)	(6,663)	18,895
Related tax impact	1,066	3,520	(9,554)
Total other comprehensive income, net of tax	(632)	(3,143)	9,341
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(1)
For the year ended December 31, 2019 includes €3 thousand (€33 thousand for the year ended December 31, 2018) related to the Group’s proportionate share of the loss on remeasurement of defined benefit plans of FFS GmbH, for which the Group holds a 49.9 percent interest.

Gains and losses on the remeasurement of defined benefit plans include actuarial gains and losses arising during the period and are offset against the related net defined benefit liabilities.
The tax effects relating to other comprehensive income/(loss) are summarized in the following table:

	For the years ended December 31,
	2019			2018			2017
	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance
	(€ thousand)
(Losses)/Gains on remeasurement of defined benefit plans	(2,078)	456	(1,622)	385	(88)	297	(730)	203	(527)
(Losses)/Gains on cash flow hedging instruments	(2,272)	610	(1,662)	(13,034)	3,608	(9,426)	34,971	(9,757)	25,214
Exchange gains/(losses) on translating foreign operations	2,652	—	2,652	5,986	—	5,986	(15,346)	—	(15,346)
Total other comprehensive (loss)/income	(1,698)	1,066	(632)	(6,663)	3,520	(3,143)	18,895	(9,554)	9,341

Transactions with non-controlling interests
With the exception of dividends paid to non-controlling interests, there were no transactions with non-controlling interests for the years ended December 31, 2019, 2018 or 2017.

Policies and processes for managing capital
The Group’s objectives when managing capital are to create value for shareholders as a whole, safeguard business continuity and support the growth of the Group. As a result, the Group endeavors to maintain a satisfactory economic return for its shareholders and guarantee economic access to external sources of funds.